Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 3,875	$ 3,683	$ 4,293
Gross profit (loss)	822	360	(1,066)
Operating expenses	(1,358)	(9,165)	(66,276)
Operating loss from continuing operations	(536)	(8,805)	(67,342)
Other income	134	266	(890)
Loss before provision for income taxes and non-controlling interests	(402)	(8,539)	(68,232)
Income tax expenses	56	126	309
Net loss from continuing operations	(346)	(8,413)	(67,923)
Identifiable long-lived assets	48,697	50,651	52,587
Total assets	69,686	70,346	90,130
Corporate unallocated
Operating expenses	(986)	(1,322)	(831)
Operating loss from continuing operations	(986)	(1,322)	(831)
Other income	(2)	162	(457)
Loss before provision for income taxes and non-controlling interests	(988)	(1,160)	(1,288)
Net loss from continuing operations	(988)	(1,160)	(1,288)
Total assets	297	452	17
Operating Segments | LCD/LED Products
Operating expenses	(4)	(95)	(616)
Operating loss from continuing operations	(4)	(95)	(616)
Other income			(306)
Loss before provision for income taxes and non-controlling interests	(4)	(95)	(922)
Net loss from continuing operations	(4)	(95)	(922)
Identifiable long-lived assets	1	1	1
Total assets	201	205	375
Operating Segments | Money lending services
Revenues	2,451	1,673	1,667
Gross profit (loss)	1,862	1,472	1,565
Operating expenses	165	(2,092)	(3,048)
Operating loss from continuing operations	2,027	(620)	(1,483)
Other income	30		22
Loss before provision for income taxes and non-controlling interests	2,057	(620)	(1,461)
Income tax expenses	(181)	(187)	(534)
Net loss from continuing operations	1,876	(807)	(1,995)
Identifiable long-lived assets	517	555	468
Total assets	14,466	12,986	25,625
Operating Segments | Property lease and management
Revenues	1,106	1,068	1,130
Gross profit (loss)	(1,065)	(1,036)	(1,193)
Operating expenses	(497)	(576)	(4,889)
Operating loss from continuing operations	(1,562)	(1,612)	(6,082)
Other income	107	97	(159)
Loss before provision for income taxes and non-controlling interests	(1,455)	(1,515)	(6,241)
Income tax expenses	245	249	400
Net loss from continuing operations	(1,210)	(1,266)	(5,841)
Identifiable long-lived assets	48,127	50,018	51,667
Total assets	49,071	50,619	52,116
Operating Segments | Financial technology solutions and services
Revenues	318	942	1,496
Gross profit (loss)	25	(76)	(1,438)
Operating expenses	(36)	(5,080)	(56,892)
Operating loss from continuing operations	(11)	(5,156)	(58,330)
Other income	(1)	7	10
Loss before provision for income taxes and non-controlling interests	(12)	(5,149)	(58,320)
Income tax expenses	(8)	64	443
Net loss from continuing operations	(20)	(5,085)	(57,877)
Identifiable long-lived assets	52	77	451
Total assets	$ 5,651	$ 6,084	$ 11,997